GENERAL (Tables)	12 Months Ended
Dec. 31, 2024
General [Abstract]
Schedule of Transactions to Consolidated Statements of Cash Flows
Recapitalization
Accrued expenses assumed	1,329
Warrants to ordinary shares assumed	1,130
Related Party Promissory Note issued	3,288
Underwriters Promissory Note issued	1,336
Less: Loss upon entering Transactions	(4,783)
Effect of reverse recapitalization, net of transaction costs	2,300